Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 887,825,471	$ 710,029,515
Receivables:
Employer contributions	9,478,858	8,837,536
Participant contributions	35,449	413,925
Notes receivable from participants	20,260,287	16,765,691
Due from Broker	10,913	0
Total Receivables	29,785,507	26,017,152
Total Assets	917,610,978	736,046,667
Liabilities
Due to Broker	0	301,664
Total Liabilities	0	301,664
Net assets available for benefits	$ 917,610,978	$ 735,745,003